Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Components of Lease cost
The components of lease expense were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost (includes variable lease payments)	$96	$43
Finance lease cost
Amortization of right-of-use assets	6	4
Total finance lease cost	$6	$4
Total lease cost	$102	$47

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$(96)	$(36)
Financing cash flows used by finance leases (a)	$(6)	$(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$38	$227
Finance leases	$10	$6
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

As at	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	6.9	7.4
Finance leases	4.3	4.8
Weighted average discount rate (%)
Operating leases	2.45	2.42
Finance leases	2.23	2.89

Supplemental Balance Sheet Location
Supplemental balance sheet information related to leases was as follows:

As at December 31	2021	2020
Operating Leases
Operating lease right-of-use assets
Long-term	$311	$372
Total operating lease right-of-use assets	$311	$372

Operating lease liabilities
Current	$(91)	$(95)
Long-term	(253)	(304)
Total operating lease liabilities	$(344)	$(399)

Finance Leases
Property and equipment, gross	$29	$19
Accumulated depreciation	(12)	(7)
Property and equipment, net	$17	$12

Current portion of long-term debt	$(6)	$(4)
Long-term debt	(11)	(8)
Total finance lease liabilities	$(17)	$(12)

Operating Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2022	$92	$6
2023	70	5
2024	56	4
2025	42	2
2026	35	—
Thereafter	90	2
Total lease payments	$385	$19
Less: imputed interest	(41)	(2)
Total	$344	$17

Finance Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2022	$92	$6
2023	70	5
2024	56	4
2025	42	2
2026	35	—
Thereafter	90	2
Total lease payments	$385	$19
Less: imputed interest	(41)	(2)
Total	$344	$17

Maturity Analysis of Lease Receivables	Maturity analysis of lease receivables was as follows:

Operating Leases
2022	$70
2023	68
2024	2
2025	2
2026	2
Thereafter	72
Total	$216